Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
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C000013484
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Account Value	$ 14,808	$ 14,869	$ 14,741	$ 14,529	$ 14,319	$ 14,191	$ 14,011	$ 14,135	$ 13,956	$ 13,944	$ 13,907	$ 13,462	$ 12,941	$ 13,115	$ 13,261	$ 13,223	$ 13,056	$ 12,862	$ 13,007	$ 12,924	$ 12,735	$ 12,937	$ 12,443	$ 12,536	$ 12,226	$ 11,941	$ 12,385	$ 12,651	$ 11,972	$ 12,757	$ 12,749	$ 13,135	$ 13,248	$ 13,197	$ 13,552	$ 13,303	$ 13,417	$ 13,409	$ 13,402	$ 13,347	$ 13,315	$ 13,121	$ 13,067	$ 12,944	$ 12,913	$ 12,857	$ 12,841	$ 12,642	$ 12,172	$ 12,133	$ 12,255	$ 12,172	$ 11,665	$ 11,629	$ 11,193	$ 10,762	$ 12,038	$ 12,222	$ 12,251	$ 12,041	$ 11,985	$ 11,971	$ 11,915	$ 11,858	$ 11,801	$ 11,579	$ 11,669	$ 11,531	$ 11,434	$ 11,281	$ 10,816	$ 11,046	$ 11,136	$ 11,303	$ 11,251	$ 11,197	$ 11,083	$ 11,071	$ 11,077	$ 11,026	$ 11,091	$ 11,179	$ 11,127	$ 11,095	$ 11,121	$ 11,108	$ 11,020	$ 11,026	$ 10,919	$ 10,907	$ 10,839	$ 10,716	$ 10,721	$ 10,603	$ 10,497	$ 10,319	$ 10,343	$ 10,348	$ 10,281	$ 10,125	$ 9,931	$ 9,881	$ 9,830	$ 9,624	$ 9,329	$ 9,230	$ 9,318	$ 9,491	$ 9,665	$ 9,427	$ 9,665	$ 9,799	$ 9,799	$ 9,900	$ 9,850	$ 9,753	$ 9,785	$ 9,594	$ 9,513	$ 9,625	$ 10,000
C000013486
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 14,416	14,238	14,124	13,930	13,764	13,623	13,486	13,585	13,423	13,419	13,418	12,998	12,504	12,654	12,802	12,799	12,646	12,466	12,614	12,541	12,342	12,546	12,100	12,199	11,907	11,614	12,054	12,321	11,669	12,441	12,441	12,849	12,944	12,902	13,257	13,021	13,140	13,164	13,143	13,096	13,074	12,891	12,868	12,733	12,733	12,685	12,655	12,467	12,012	11,982	12,110	12,036	11,544	11,516	11,093	10,673	11,945	12,136	12,172	11,972	11,924	11,917	11,869	11,820	11,771	11,536	11,654	11,524	11,435	11,289	10,831	11,069	11,166	11,341	11,295	11,229	11,122	11,117	11,150	11,106	11,158	11,273	11,228	11,202	11,236	11,210	11,148	11,160	11,059	11,054	10,972	10,874	10,886	10,772	10,671	10,497	10,528	10,539	10,478	10,307	10,116	10,090	10,044	9,839	9,545	9,450	9,529	9,712	9,896	9,659	9,927	10,071	10,077	10,188	10,143	10,049	10,072	9,898	9,820	9,943	10,000
C000013488
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 1,569,041	1,575,784	1,561,896	1,539,065	1,516,486	1,502,682	1,483,305	1,496,030	1,476,835	1,475,284	1,471,071	1,423,714	1,368,288	1,386,397	1,401,496	1,397,237	1,379,331	1,361,261	1,376,317	1,367,240	1,344,234	1,365,318	1,312,872	1,322,382	1,292,016	1,258,937	1,305,514	1,333,246	1,261,397	1,343,753	1,342,575	1,385,467	1,394,573	1,388,902	1,425,939	1,399,435	1,411,109	1,412,480	1,409,038	1,402,922	1,399,313	1,378,622	1,375,042	1,359,425	1,355,882	1,349,707	1,347,744	1,326,563	1,277,004	1,272,681	1,285,166	1,276,179	1,222,736	1,218,715	1,175,102	1,127,324	1,260,692	1,279,776	1,282,467	1,260,302	1,256,421	1,254,597	1,246,312	1,240,079	1,233,877	1,210,367	1,219,498	1,204,901	1,196,661	1,178,288	1,129,482	1,153,278	1,164,448	1,179,585	1,175,973	1,168,019	1,155,949	1,154,452	1,154,832	1,149,258	1,155,739	1,164,766	1,159,088	1,157,451	1,159,996	1,156,388	1,147,044	1,147,402	1,137,972	1,136,559	1,127,218	1,114,232	1,114,587	1,102,070	1,090,868	1,072,149	1,074,426	1,074,644	1,069,436	1,051,085	1,030,750	1,025,397	1,019,897	998,237	967,475	958,811	965,948	983,701	1,001,501	976,618	1,001,047	1,014,723	1,016,208	1,026,474	1,021,089	1,009,086	1,012,236	992,258	985,305	995,085	1,000,000
C000013487
Account Value [Line Items]
Line Graph and Table Measure Name	Class R
Account Value	$ 14,908	14,978	14,852	14,641	14,461	14,307	14,156	14,283	14,106	14,097	14,063	13,616	13,092	13,244	13,394	13,385	13,219	13,025	13,175	13,093	12,879	13,086	12,615	12,712	12,401	12,089	12,568	12,815	12,130	12,928	12,922	13,340	13,459	13,384	13,772	13,497	13,640	13,634	13,606	13,553	13,523	13,329	13,299	13,154	13,148	13,094	13,057	12,858	12,406	12,369	12,473	12,414	11,878	11,844	11,426	10,966	12,270	12,461	12,493	12,282	12,249	12,237	12,161	12,106	12,072	11,826	11,921	11,783	11,707	11,532	11,060	11,298	11,412	11,566	11,535	11,462	11,349	11,339	11,348	11,298	11,366	11,459	11,408	11,397	11,407	11,396	11,309	11,317	11,209	11,200	11,132	11,008	11,016	10,896	10,790	10,609	10,636	10,643	10,595	10,418	10,221	10,172	10,121	9,910	9,609	9,527	9,602	9,783	9,964	9,721	9,969	10,109	10,128	10,218	10,168	10,070	10,106	9,910	9,828	9,947	10,000
C000142452
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 7,915,498	7,949,157	7,878,576	7,762,961	7,648,491	7,578,300	7,480,007	7,543,548	7,446,188	7,437,831	7,416,009	7,176,725	6,896,821	6,987,548	7,063,119	7,041,117	6,950,343	6,858,776	6,934,095	6,887,837	6,771,366	6,877,042	6,612,318	6,673,147	6,506,237	6,339,107	6,573,071	6,712,119	6,349,873	6,763,880	6,757,397	6,972,728	7,030,927	6,989,027	7,174,843	7,040,950	7,099,160	7,105,520	7,087,688	7,056,392	7,037,726	6,933,163	6,914,622	6,835,597	6,829,501	6,798,006	6,775,446	6,668,448	6,430,837	6,408,616	6,458,994	6,413,342	6,144,289	6,123,604	5,903,988	5,663,471	6,332,938	6,428,371	6,441,384	6,329,562	6,309,615	6,299,997	6,257,943	6,226,194	6,205,636	6,076,143	6,121,504	6,047,800	6,005,973	5,913,374	5,667,988	5,786,937	5,842,538	5,918,026	5,899,473	5,859,113	5,798,149	5,790,222	5,791,675	5,763,300	5,795,379	5,840,273	5,811,404	5,802,797	5,815,152	5,796,664	5,749,426	5,750,820	5,703,127	5,695,616	5,648,381	5,582,925	5,584,286	5,521,194	5,464,665	5,370,502	5,381,512	5,382,205	5,355,723	5,263,437	5,161,207	5,134,033	5,115,237	5,006,424	4,842,988	4,799,259	4,834,594	4,923,072	5,011,784	4,886,884	5,008,759	5,076,803	5,083,845	5,134,836	5,107,538	5,047,143	5,062,534	4,962,303	4,927,176	4,984,071	5,000,000
EATON VANCE Index: Bloomberg U.S. Universal Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Account Value	$ 11,974	12,253	12,087	11,911	11,647	11,542	11,353	11,625	11,512	11,652	11,680	11,253	10,768	10,932	11,200	11,267	11,256	11,274	11,392	11,323	11,063	11,342	11,001	11,038	10,641	10,759	11,244	11,544	11,261	11,490	11,427	11,870	12,197	12,366	12,643	12,652	12,636	12,647	12,756	12,764	12,637	12,546	12,498	12,394	12,540	12,704	12,784	12,740	12,576	12,621	12,644	12,717	12,498	12,394	12,280	12,039	12,278	12,097	11,884	11,866	11,869	11,830	11,882	11,619	11,585	11,423	11,251	11,235	11,036	11,024	10,874	10,706	10,658	10,748	10,794	10,741	10,719	10,735	10,676	10,748	10,694	10,797	10,901	10,854	10,870	10,857	10,895	10,802	10,749	10,758	10,675	10,588	10,591	10,510	10,473	10,442	10,682	10,753	10,751	10,739	10,652	10,467	10,459	10,388	10,263	10,190	10,079	10,130	10,167	10,134	10,095	10,125	10,066	10,180	10,197	10,209	10,167	10,227	10,036	10,054	10,000
EATON VANCE Index: Bloomberg U.S. Universal Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Account Value	$ 11,974	12,253	12,087	11,911	11,647	11,542	11,353	11,625	11,512	11,652	11,680	11,253	10,768	10,932	11,200	11,267	11,256	11,274	11,392	11,323	11,063	11,342	11,001	11,038	10,641	10,759	11,244	11,544	11,261	11,490	11,427	11,870	12,197	12,366	12,643	12,652	12,636	12,647	12,756	12,764	12,637	12,546	12,498	12,394	12,540	12,704	12,784	12,740	12,576	12,621	12,644	12,717	12,498	12,394	12,280	12,039	12,278	12,097	11,884	11,866	11,869	11,830	11,882	11,619	11,585	11,423	11,251	11,235	11,036	11,024	10,874	10,706	10,658	10,748	10,794	10,741	10,719	10,735	10,676	10,748	10,694	10,797	10,901	10,854	10,870	10,857	10,895	10,802	10,749	10,758	10,675	10,588	10,591	10,510	10,473	10,442	10,682	10,753	10,751	10,739	10,652	10,467	10,459	10,388	10,263	10,190	10,079	10,130	10,167	10,134	10,095	10,125	10,066	10,180	10,197	10,209	10,167	10,227	10,036	10,054	10,000
EATON VANCE Index: Bloomberg U.S. Universal Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Account Value	$ 1,197,428	1,225,257	1,208,679	1,191,145	1,164,708	1,154,158	1,135,338	1,162,504	1,151,201	1,165,171	1,167,966	1,125,268	1,076,807	1,093,247	1,119,953	1,126,738	1,125,619	1,127,371	1,139,182	1,132,265	1,106,311	1,134,180	1,100,056	1,103,805	1,064,128	1,075,933	1,124,375	1,154,385	1,126,073	1,149,034	1,142,746	1,187,019	1,219,743	1,236,603	1,264,322	1,265,175	1,263,649	1,264,683	1,275,575	1,276,427	1,263,738	1,254,592	1,249,825	1,239,403	1,253,996	1,270,388	1,278,423	1,274,024	1,257,613	1,262,124	1,264,402	1,271,736	1,249,782	1,239,440	1,227,971	1,203,856	1,227,840	1,209,727	1,188,398	1,186,629	1,186,867	1,183,044	1,188,192	1,161,901	1,158,453	1,142,296	1,125,062	1,123,489	1,103,561	1,102,360	1,087,367	1,070,617	1,065,824	1,074,815	1,079,440	1,074,148	1,071,905	1,073,462	1,067,639	1,074,811	1,069,417	1,079,655	1,090,145	1,085,360	1,087,005	1,085,702	1,089,536	1,080,216	1,074,863	1,075,775	1,067,538	1,058,753	1,059,108	1,050,999	1,047,304	1,044,202	1,068,213	1,075,347	1,075,091	1,073,933	1,065,155	1,046,728	1,045,911	1,038,833	1,026,256	1,019,017	1,007,891	1,012,952	1,016,659	1,013,420	1,009,468	1,012,452	1,006,590	1,017,951	1,019,735	1,020,920	1,016,723	1,022,684	1,003,580	1,005,397	1,000,000
EATON VANCE Index: Bloomberg U.S. Universal Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Account Value	$ 11,974	12,253	12,087	11,911	11,647	11,542	11,353	11,625	11,512	11,652	11,680	11,253	10,768	10,932	11,200	11,267	11,256	11,274	11,392	11,323	11,063	11,342	11,001	11,038	10,641	10,759	11,244	11,544	11,261	11,490	11,427	11,870	12,197	12,366	12,643	12,652	12,636	12,647	12,756	12,764	12,637	12,546	12,498	12,394	12,540	12,704	12,784	12,740	12,576	12,621	12,644	12,717	12,498	12,394	12,280	12,039	12,278	12,097	11,884	11,866	11,869	11,830	11,882	11,619	11,585	11,423	11,251	11,235	11,036	11,024	10,874	10,706	10,658	10,748	10,794	10,741	10,719	10,735	10,676	10,748	10,694	10,797	10,901	10,854	10,870	10,857	10,895	10,802	10,749	10,758	10,675	10,588	10,591	10,510	10,473	10,442	10,682	10,753	10,751	10,739	10,652	10,467	10,459	10,388	10,263	10,190	10,079	10,130	10,167	10,134	10,095	10,125	10,066	10,180	10,197	10,209	10,167	10,227	10,036	10,054	10,000
EATON VANCE Index: Bloomberg U.S. Universal Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Account Value	$ 5,987,140	6,126,285	6,043,397	5,955,723	5,823,542	5,770,788	5,676,689	5,812,519	5,756,004	5,825,853	5,839,829	5,626,342	5,384,034	5,466,236	5,599,763	5,633,689	5,628,094	5,636,854	5,695,908	5,661,324	5,531,557	5,670,901	5,500,280	5,519,025	5,320,638	5,379,665	5,621,876	5,771,925	5,630,366	5,745,169	5,713,731	5,935,095	6,098,716	6,183,015	6,321,611	6,325,877	6,318,245	6,323,413	6,377,877	6,382,137	6,318,690	6,272,959	6,249,123	6,197,013	6,269,979	6,351,938	6,392,115	6,370,118	6,288,063	6,310,618	6,322,012	6,358,678	6,248,911	6,197,201	6,139,856	6,019,281	6,139,202	6,048,634	5,941,988	5,933,147	5,934,333	5,915,222	5,940,961	5,809,507	5,792,265	5,711,481	5,625,309	5,617,446	5,517,807	5,511,800	5,436,837	5,353,085	5,329,118	5,374,074	5,397,201	5,370,741	5,359,525	5,367,309	5,338,197	5,374,056	5,347,087	5,398,274	5,450,725	5,426,801	5,435,026	5,428,508	5,447,680	5,401,082	5,374,313	5,378,873	5,337,691	5,293,767	5,295,541	5,254,995	5,236,520	5,221,011	5,341,063	5,376,733	5,375,456	5,369,663	5,325,777	5,233,640	5,229,555	5,194,166	5,131,280	5,095,087	5,039,457	5,064,759	5,083,296	5,067,099	5,047,342	5,062,258	5,032,951	5,089,756	5,098,676	5,104,598	5,083,617	5,113,418	5,017,901	5,026,983	5,000,000
EATON VANCE Index: ICE BofA U.S. High Yield Constrained Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. High Yield Constrained Index
Account Value	$ 15,939	16,027	15,769	15,522	15,223	15,078	14,909	15,059	14,882	14,838	14,835	14,307	13,683	13,856	14,020	13,979	13,782	13,561	13,692	13,560	13,411	13,585	13,074	13,172	12,932	12,574	13,100	13,421	12,659	13,584	13,552	14,063	14,193	14,321	14,725	14,453	14,604	14,632	14,626	14,545	14,495	14,300	14,259	14,104	14,079	14,031	13,977	13,715	13,187	13,127	13,265	13,134	12,539	12,421	11,882	11,446	12,973	13,177	13,177	12,907	12,872	12,842	12,802	12,752	12,687	12,383	12,543	12,370	12,249	12,046	11,517	11,775	11,883	12,081	12,011	11,925	11,793	11,753	11,754	11,677	11,749	11,860	11,784	11,750	11,781	11,736	11,631	11,634	11,501	11,489	11,388	11,260	11,284	11,111	10,964	10,752	10,795	10,761	10,692	10,459	10,202	10,092	10,020	9,635	9,227	9,184	9,332	9,579	9,797	9,538	9,789	9,966	10,027	10,182	10,152	10,032	10,085	9,850	9,783	9,929	10,000
EATON VANCE Index: ICE BofA U.S. High Yield Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. High Yield Index
Account Value	$ 15,945	16,034	15,776	15,529	15,230	15,084	14,915	15,066	14,888	14,844	14,842	14,314	13,691	13,863	14,026	13,986	13,789	13,569	13,699	13,568	13,417	13,593	13,081	13,180	12,938	12,580	13,107	13,429	12,666	13,591	13,557	14,069	14,200	14,329	14,734	14,462	14,612	14,638	14,633	14,553	14,502	14,306	14,265	14,110	14,086	14,037	13,984	13,722	13,194	13,133	13,271	13,142	12,542	12,421	11,878	11,443	12,968	13,172	13,172	12,902	12,867	12,837	12,797	12,747	12,682	12,378	12,538	12,365	12,245	12,041	11,513	11,771	11,878	12,076	12,006	11,920	11,788	11,748	11,750	11,672	11,744	11,855	11,779	11,745	11,777	11,732	11,627	11,630	11,497	11,485	11,384	11,256	11,280	11,106	10,959	10,748	10,790	10,757	10,688	10,455	10,197	10,088	10,016	9,631	9,223	9,180	9,328	9,575	9,795	9,535	9,789	9,964	10,026	10,181	10,151	10,031	10,085	9,850	9,782	9,929	10,000
EATON VANCE Index: ICE BofA U.S. High Yield Constrained Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. High Yield Constrained Index
Account Value	$ 15,939	16,027	15,769	15,522	15,223	15,078	14,909	15,059	14,882	14,838	14,835	14,307	13,683	13,856	14,020	13,979	13,782	13,561	13,692	13,560	13,411	13,585	13,074	13,172	12,932	12,574	13,100	13,421	12,659	13,584	13,552	14,063	14,193	14,321	14,725	14,453	14,604	14,632	14,626	14,545	14,495	14,300	14,259	14,104	14,079	14,031	13,977	13,715	13,187	13,127	13,265	13,134	12,539	12,421	11,882	11,446	12,973	13,177	13,177	12,907	12,872	12,842	12,802	12,752	12,687	12,383	12,543	12,370	12,249	12,046	11,517	11,775	11,883	12,081	12,011	11,925	11,793	11,753	11,754	11,677	11,749	11,860	11,784	11,750	11,781	11,736	11,631	11,634	11,501	11,489	11,388	11,260	11,284	11,111	10,964	10,752	10,795	10,761	10,692	10,459	10,202	10,092	10,020	9,635	9,227	9,184	9,332	9,579	9,797	9,538	9,789	9,966	10,027	10,182	10,152	10,032	10,085	9,850	9,783	9,929	10,000
EATON VANCE Index: ICE BofA U.S. High Yield Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. High Yield Index
Account Value	$ 15,945	16,034	15,776	15,529	15,230	15,084	14,915	15,066	14,888	14,844	14,842	14,314	13,691	13,863	14,026	13,986	13,789	13,569	13,699	13,568	13,417	13,593	13,081	13,180	12,938	12,580	13,107	13,429	12,666	13,591	13,557	14,069	14,200	14,329	14,734	14,462	14,612	14,638	14,633	14,553	14,502	14,306	14,265	14,110	14,086	14,037	13,984	13,722	13,194	13,133	13,271	13,142	12,542	12,421	11,878	11,443	12,968	13,172	13,172	12,902	12,867	12,837	12,797	12,747	12,682	12,378	12,538	12,365	12,245	12,041	11,513	11,771	11,878	12,076	12,006	11,920	11,788	11,748	11,750	11,672	11,744	11,855	11,779	11,745	11,777	11,732	11,627	11,630	11,497	11,485	11,384	11,256	11,280	11,106	10,959	10,748	10,790	10,757	10,688	10,455	10,197	10,088	10,016	9,631	9,223	9,180	9,328	9,575	9,795	9,535	9,789	9,964	10,026	10,181	10,151	10,031	10,085	9,850	9,782	9,929	10,000
EATON VANCE Index: ICE BofA U.S. High Yield Constrained Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. High Yield Constrained Index
Account Value	$ 1,593,858	1,602,678	1,576,910	1,552,219	1,522,345	1,507,792	1,490,874	1,505,932	1,488,205	1,483,812	1,483,527	1,430,728	1,368,266	1,385,568	1,402,042	1,397,883	1,378,187	1,356,128	1,369,169	1,355,956	1,341,056	1,358,481	1,307,381	1,317,209	1,293,158	1,257,382	1,309,991	1,342,055	1,265,874	1,358,425	1,355,183	1,406,266	1,419,259	1,432,083	1,472,450	1,445,270	1,460,410	1,463,164	1,462,569	1,454,542	1,449,454	1,429,986	1,425,870	1,410,439	1,407,942	1,403,106	1,397,714	1,371,522	1,318,664	1,312,742	1,326,491	1,313,363	1,253,861	1,242,061	1,188,162	1,144,644	1,297,320	1,317,745	1,317,688	1,290,709	1,287,194	1,284,211	1,280,151	1,275,177	1,268,679	1,238,314	1,254,258	1,236,951	1,224,949	1,204,609	1,151,717	1,177,539	1,188,326	1,208,119	1,201,138	1,192,502	1,179,325	1,175,265	1,175,432	1,167,664	1,174,918	1,185,976	1,178,420	1,174,994	1,178,137	1,173,558	1,163,121	1,163,435	1,150,140	1,148,921	1,138,792	1,126,047	1,128,417	1,111,096	1,096,382	1,075,241	1,079,498	1,076,135	1,069,220	1,045,923	1,020,157	1,009,215	1,001,986	963,487	922,700	918,428	933,190	957,889	979,742	953,818	978,915	996,552	1,002,703	1,018,213	1,015,225	1,003,166	1,008,512	985,015	978,297	992,901	1,000,000
EATON VANCE Index: ICE BofA U.S. High Yield Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. High Yield Index
Account Value	$ 1,594,527	1,603,351	1,577,571	1,552,870	1,522,984	1,508,423	1,491,499	1,506,565	1,488,830	1,484,434	1,484,159	1,431,373	1,369,103	1,386,261	1,402,573	1,398,582	1,378,946	1,356,860	1,369,866	1,356,771	1,341,668	1,359,258	1,308,116	1,318,043	1,293,823	1,258,012	1,310,727	1,342,886	1,266,600	1,359,110	1,355,715	1,406,893	1,420,032	1,432,898	1,473,401	1,446,193	1,461,167	1,463,770	1,463,280	1,455,342	1,450,180	1,430,634	1,426,516	1,411,038	1,408,640	1,403,749	1,398,397	1,372,224	1,319,411	1,313,270	1,327,105	1,314,173	1,254,244	1,242,137	1,187,811	1,144,323	1,296,813	1,317,228	1,317,172	1,290,201	1,286,688	1,283,707	1,279,650	1,274,676	1,268,182	1,237,830	1,253,766	1,236,467	1,224,469	1,204,137	1,151,261	1,177,060	1,187,839	1,207,616	1,200,639	1,192,006	1,178,833	1,174,777	1,174,954	1,167,190	1,174,441	1,185,493	1,177,940	1,174,517	1,177,677	1,173,150	1,162,704	1,163,006	1,149,744	1,148,532	1,138,364	1,125,610	1,127,977	1,110,646	1,095,929	1,074,789	1,079,044	1,075,683	1,068,768	1,045,481	1,019,725	1,008,791	1,001,564	963,082	922,312	918,042	932,796	957,494	979,484	953,492	978,885	996,434	1,002,607	1,018,137	1,015,130	1,003,103	1,008,460	984,961	978,214	992,852	1,000,000
EATON VANCE Index: ICE BofA U.S. High Yield Constrained Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. High Yield Constrained Index
Account Value	$ 15,939	16,027	15,769	15,522	15,223	15,078	14,909	15,059	14,882	14,838	14,835	14,307	13,683	13,856	14,020	13,979	13,782	13,561	13,692	13,560	13,411	13,585	13,074	13,172	12,932	12,574	13,100	13,421	12,659	13,584	13,552	14,063	14,193	14,321	14,725	14,453	14,604	14,632	14,626	14,545	14,495	14,300	14,259	14,104	14,079	14,031	13,977	13,715	13,187	13,127	13,265	13,134	12,539	12,421	11,882	11,446	12,973	13,177	13,177	12,907	12,872	12,842	12,802	12,752	12,687	12,383	12,543	12,370	12,249	12,046	11,517	11,775	11,883	12,081	12,011	11,925	11,793	11,753	11,754	11,677	11,749	11,860	11,784	11,750	11,781	11,736	11,631	11,634	11,501	11,489	11,388	11,260	11,284	11,111	10,964	10,752	10,795	10,761	10,692	10,459	10,202	10,092	10,020	9,635	9,227	9,184	9,332	9,579	9,797	9,538	9,789	9,966	10,027	10,182	10,152	10,032	10,085	9,850	9,783	9,929	10,000
EATON VANCE Index: ICE BofA U.S. High Yield Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. High Yield Index
Account Value	$ 15,945	16,034	15,776	15,529	15,230	15,084	14,915	15,066	14,888	14,844	14,842	14,314	13,691	13,863	14,026	13,986	13,789	13,569	13,699	13,568	13,417	13,593	13,081	13,180	12,938	12,580	13,107	13,429	12,666	13,591	13,557	14,069	14,200	14,329	14,734	14,462	14,612	14,638	14,633	14,553	14,502	14,306	14,265	14,110	14,086	14,037	13,984	13,722	13,194	13,133	13,271	13,142	12,542	12,421	11,878	11,443	12,968	13,172	13,172	12,902	12,867	12,837	12,797	12,747	12,682	12,378	12,538	12,365	12,245	12,041	11,513	11,771	11,878	12,076	12,006	11,920	11,788	11,748	11,750	11,672	11,744	11,855	11,779	11,745	11,777	11,732	11,627	11,630	11,497	11,485	11,384	11,256	11,280	11,106	10,959	10,748	10,790	10,757	10,688	10,455	10,197	10,088	10,016	9,631	9,223	9,180	9,328	9,575	9,795	9,535	9,789	9,964	10,026	10,181	10,151	10,031	10,085	9,850	9,782	9,929	10,000
EATON VANCE Index: ICE BofA U.S. High Yield Constrained Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. High Yield Constrained Index
Account Value	$ 7,969,291	8,013,391	7,884,548	7,761,093	7,611,724	7,538,958	7,454,370	7,529,661	7,441,024	7,419,059	7,417,634	7,153,641	6,841,331	6,927,838	7,010,211	6,989,417	6,890,933	6,780,641	6,845,845	6,779,780	6,705,279	6,792,406	6,536,906	6,586,043	6,465,791	6,286,909	6,549,956	6,710,273	6,329,372	6,792,124	6,775,915	7,031,330	7,096,295	7,160,413	7,362,248	7,226,351	7,302,052	7,315,820	7,312,844	7,272,708	7,247,272	7,149,931	7,129,348	7,052,195	7,039,710	7,015,529	6,988,570	6,857,611	6,593,322	6,563,711	6,632,456	6,566,814	6,269,303	6,210,305	5,940,811	5,723,218	6,486,599	6,588,723	6,588,441	6,453,546	6,435,968	6,421,056	6,400,756	6,375,884	6,343,395	6,191,571	6,271,292	6,184,757	6,124,744	6,023,043	5,758,585	5,887,696	5,941,629	6,040,593	6,005,691	5,962,508	5,896,626	5,876,326	5,877,158	5,838,320	5,874,591	5,929,878	5,892,098	5,874,971	5,890,687	5,867,791	5,815,607	5,817,173	5,750,699	5,744,605	5,693,959	5,630,236	5,642,086	5,555,480	5,481,910	5,376,203	5,397,491	5,380,675	5,346,098	5,229,613	5,100,784	5,046,075	5,009,932	4,817,436	4,613,499	4,592,140	4,665,950	4,789,447	4,898,709	4,769,089	4,894,575	4,982,761	5,013,515	5,091,064	5,076,124	5,015,829	5,042,562	4,925,075	4,891,486	4,964,506	5,000,000
EATON VANCE Index: ICE BofA U.S. High Yield Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. High Yield Index
Account Value	$ 7,972,633	$ 8,016,753	$ 7,887,853	$ 7,764,351	$ 7,614,920	$ 7,542,113	$ 7,457,495	$ 7,532,827	$ 7,444,150	$ 7,422,172	$ 7,420,795	$ 7,156,864	$ 6,845,514	$ 6,931,303	$ 7,012,864	$ 6,992,911	$ 6,894,729	$ 6,784,298	$ 6,849,331	$ 6,783,854	$ 6,708,341	$ 6,796,290	$ 6,540,580	$ 6,590,215	$ 6,469,117	$ 6,290,060	$ 6,553,636	$ 6,714,430	$ 6,332,998	$ 6,795,548	$ 6,778,577	$ 7,034,464	$ 7,100,160	$ 7,164,488	$ 7,367,003	$ 7,230,964	$ 7,305,833	$ 7,318,852	$ 7,316,398	$ 7,276,711	$ 7,250,902	$ 7,153,168	$ 7,132,581	$ 7,055,191	$ 7,043,199	$ 7,018,743	$ 6,991,982	$ 6,861,118	$ 6,597,056	$ 6,566,352	$ 6,635,524	$ 6,570,864	$ 6,271,222	$ 6,210,687	$ 5,939,056	$ 5,721,614	$ 6,484,063	$ 6,586,141	$ 6,585,862	$ 6,451,007	$ 6,433,439	$ 6,418,535	$ 6,398,251	$ 6,373,380	$ 6,340,912	$ 6,189,148	$ 6,268,828	$ 6,182,335	$ 6,122,346	$ 6,020,687	$ 5,756,303	$ 5,885,301	$ 5,939,196	$ 6,038,078	$ 6,003,194	$ 5,960,031	$ 5,894,167	$ 5,873,883	$ 5,874,769	$ 5,835,951	$ 5,872,203	$ 5,927,465	$ 5,889,701	$ 5,872,586	$ 5,888,386	$ 5,865,750	$ 5,813,521	$ 5,815,028	$ 5,748,721	$ 5,742,659	$ 5,691,820	$ 5,628,052	$ 5,639,885	$ 5,553,229	$ 5,479,647	$ 5,373,943	$ 5,395,221	$ 5,378,413	$ 5,343,841	$ 5,227,404	$ 5,098,626	$ 5,043,956	$ 5,007,821	$ 4,815,408	$ 4,611,559	$ 4,590,211	$ 4,663,980	$ 4,787,472	$ 4,897,418	$ 4,767,458	$ 4,894,426	$ 4,982,170	$ 5,013,033	$ 5,090,684	$ 5,075,649	$ 5,015,515	$ 5,042,299	$ 4,924,804	$ 4,891,071	$ 4,964,261	$ 5,000,000